VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
312-609-7500
FAX: 312-609-5005

RENEE M. HARDT
312-609-7616	CHICAGO • NEW YORK CITY • WASHINGTON, D.C. • ROSELAND, NJ
rhardt@vedderprice.com

January 9, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Re:                               Allstate Financial Investment Trust

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”), Allstate Financial Investment Trust hereby files a registration Statement on Form N-1A, on behalf of its eight series, Allstate 2005 Target Maturity Fund, Allstate 2010 Target Maturity Fund, Allstate 2015 Target Maturity Fund, Allstate 2020 Target Maturity Fund, Allstate 2030 Target Maturity Fund, Allstate 2040 Target Maturity Fund, Allstate 2050 Target Maturity Fund and Allstate Large Cap Index Fund.  Concurrently with this filing, Allstate Financial Investment Trust is filing a Form N-8A for registration under the 1940 Act.

If you have any questions or comments regarding this filing, please call me at (312) 609-7616.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser